Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0001641398
Registrant Name	GD Culture Group Ltd
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A